Capital Disclosures (Details) - Schedule of Capital - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Capital [Abstract]
Shareholders’ equity (excluding reserves)	$ 585,310	$ 402,827
Non-controlling interest	1,737,065	1,358,716
Debt financing (excluding deferred financing costs, prepayment options and loss on repayment)	$ 3,199,247	$ 3,853,151